BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS SMALL CAP VALUE FUND II
PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—95.9%
Communication Services—2.5%
Nexstar Media Group, Inc., Class A(a)	47,246	$7,177,140
TEGNA, Inc.	412,281	7,994,128
Yelp, Inc.*	175,316	7,031,925
		22,203,193
Consumer Discretionary—11.6%
Beazer Homes USA, Inc.*(a)	116,824	2,781,579
Callaway Golf Co.(a)	224,944	8,304,932
Carriage Services, Inc.(a)	93,138	3,572,774
Extended Stay America, Inc.(a)	145,213	2,862,148
Foot Locker, Inc.	141,295	8,942,561
Frontdoor, Inc.*	129,385	6,947,974
Hanesbrands, Inc.(a)	295,857	5,781,046
Harley-Davidson, Inc.	157,206	7,619,775
International Game Technology PLC*	146,885	3,563,430
LCI Industries(a)	59,887	8,926,157
Meritage Homes Corp.*	45,192	4,865,823
Movado Group, Inc.	71,394	1,979,756
Sally Beauty Holdings, Inc.*(a)	266,179	5,805,364
Skechers U.S.A., Inc., Class A*(a)	142,411	6,764,523
Standard Motor Products, Inc.	39,037	1,757,446
Steven Madden Ltd.	148,584	6,151,378
Stride, Inc.*(a)	207,963	5,590,045
Tempur Sealy International, Inc.	106,353	4,094,591
Toll Brothers, Inc.	47,368	3,090,288
Travel + Leisure Co.	41,041	2,673,821
TravelCenters of America, Inc.*	41,836	1,197,346
		103,272,757
Consumer Staples—3.5%
Energizer Holdings, Inc.(a)	186,972	8,608,191
Fresh Del Monte Produce, Inc.	186,553	6,243,929
Nomad Foods Ltd.*(a)	324,110	9,940,454
Spectrum Brands Holdings, Inc.	36,109	3,209,729
Universal Corp.	60,589	3,395,407
		31,397,710
Energy—7.0%
Cactus, Inc., Class A	101,502	3,556,630
ChampionX Corp.*	440,850	11,682,525
Delek US Holdings, Inc.	206,104	4,594,058
Enerplus Corp.(a)	525,956	3,445,012
Helmerich & Payne, Inc.	168,927	4,772,188
HollyFrontier Corp.	220,977	7,175,123
Kosmos Energy Ltd.*(a)	1,582,947	5,033,771
National Energy Services Reunited Corp.*	159,505	2,046,449
NexTier Oilfield Solutions, Inc.*	393,889	1,674,028
PDC Energy, Inc.(a)	85,550	3,611,921
ProPetro Holding Corp.*	331,588	3,295,985
Viper Energy Partners LP(a)	183,478	3,308,108
World Fuel Services Corp.	268,353	8,246,488
		62,442,286
Financials—27.3%
AllianceBernstein Holding LP	76,311	3,436,284
Ameris Bancorp	48,417	2,660,030
AMERISAFE, Inc.	43,746	2,866,675
Ares Commercial Real Estate Corp.(a)	114,090	1,730,745
Artisan Partners Asset Management, Inc., Class A	121,594	6,211,022
Assured Guaranty Ltd.	239,563	11,410,386
Axis Capital Holdings Ltd.	168,591	9,043,221
BankUnited, Inc.	155,242	7,419,015
Blackstone Mortgage Trust, Inc., Class A(a)	198,006	6,342,132
Employers Holdings, Inc.	70,112	2,958,726
Essent Group Ltd.(a)	110,704	5,296,079
Evercore, Inc., Class A	71,841	10,478,728
Federal Agricultural Mortgage Corp., Class C(a)	53,367	5,414,616
First American Financial Corp.	97,534	6,272,412
First Hawaiian, Inc.	303,510	8,546,842
First Internet Bancorp	65,897	2,235,226
First Merchants Corp.	87,211	4,041,358
First Mid Bancshares, Inc.(a)	64,058	2,812,146
Flushing Financial Corp.	63,724	1,489,230
Hanover Insurance Group, Inc., (The)	52,137	7,272,590
Heritage Financial Corp.(a)	82,021	2,379,429
Heritage Insurance Holdings, Inc.	93,613	779,796
Hope Bancorp, Inc.	131,218	2,007,635
Investors Bancorp, Inc.(a)	292,304	4,349,484
James River Group Holdings Ltd.	98,769	3,449,014
Luther Burbank Corp.	204,973	2,488,372
Merchants Bancorp	90,061	3,868,120
Midland States Bancorp, Inc.	98,528	2,744,990
Mr Cooper Group, Inc.*	121,739	4,210,952
Navient Corp.(a)	667,863	12,201,857
Nelnet, Inc., Class A	34,996	2,642,898
NMI Holdings, Inc., Class A*(a)	123,006	2,975,515
PacWest Bancorp	133,278	6,020,167
PennyMac Financial Services, Inc.	105,775	6,622,573
PRA Group, Inc.*(a)	87,692	3,413,850
Preferred Bank	41,458	2,831,167
Primis Financial Corp.	168,448	2,481,239
ProAssurance Corp.	192,039	4,676,150
RBB Bancorp	128,498	3,135,351
Silvercrest Asset Management Group, Inc., Class A(a)	361,897	5,761,400
SLM Corp.(a)	916,696	18,563,094
South State Corp.(a)	39,006	3,464,123
Starwood Property Trust, Inc.	169,449	4,302,310
State Auto Financial Corp.(a)	53,313	1,007,616
Synovus Financial Corp.	49,972	2,454,625
Umpqua Holdings Corp.	183,605	3,503,183
Valley National Bancorp(a)	468,825	6,713,574
Velocity Financial, Inc.*	279,044	3,010,885
Walker & Dunlop, Inc.	65,076	6,607,817
White Mountains Insurance Group Ltd.	4,116	4,911,870
Wintrust Financial Corp.	30,842	2,480,314
		243,996,833
Health Care—5.8%
Change Healthcare, Inc.*	495,053	11,604,042
Envista Holdings Corp.*(a)	268,815	11,731,087
Hanger, Inc.*	72,332	1,868,336
LHC Group, Inc.*	26,464	5,209,438
Ortho Clinical Diagnostics Holdings PLC*	434,057	8,919,871
R1 RCM, Inc.*	125,622	2,908,149
Syneos Health, Inc.*	105,311	9,256,837
		51,497,760
Industrials—16.4%
ABM Industries, Inc.	245,771	12,261,515
ACCO Brands Corp.(a)	336,971	3,069,806
Allison Transmission Holdings, Inc.	99,962	4,229,392
Altra Industrial Motion Corp.	42,625	2,800,036
ASGN, Inc.*	101,491	10,462,707
Brink's Co., (The)(a)	29,699	2,239,602
CBIZ, Inc.*(a)	127,358	4,229,559
Covanta Holding Corp.	152,133	2,253,090
CRA International, Inc.	88,328	7,230,530
Curtiss-Wright Corp.	67,081	8,406,591
EMCOR Group, Inc.	23,281	2,935,967
EnerSys	32,189	3,033,491
Ennis, Inc.	50,786	1,064,475
FTI Consulting, Inc.*	56,310	7,745,441
GrafTech International Ltd.	296,366	3,935,741
Harsco Corp.*	241,358	5,411,246
Heidrick & Struggles International, Inc.	49,807	2,143,693
Hillenbrand, Inc.	75,137	3,426,247
Hub Group, Inc., Class A*	39,305	2,743,882
ICF International, Inc.	66,170	5,816,343
KAR Auction Services, Inc.*(a)	631,716	11,332,985
Korn/Ferry International	35,849	2,344,883
L B Foster Co., Class A*	151,068	2,717,713
Landstar System, Inc.	12,099	2,062,880
NN, Inc.*	241,602	1,814,431
Science Applications International Corp.	94,146	8,459,960
Terex Corp.	51,740	2,709,624
Werner Enterprises, Inc.(a)	53,666	2,575,431
WESCO International, Inc.*	161,364	17,196,561
		146,653,822
Information Technology—13.6%
Bel Fuse, Inc., Class B(a)	136,970	2,257,266
Belden, Inc.	124,332	6,291,199
CommScope Holding Co., Inc.*	210,667	4,278,647
Concentrix Corp.*	93,583	14,291,996
Diebold Nixdorf, Inc.*	182,261	2,467,814
DXC Technology Co.*	191,954	7,278,896
EVERTEC, Inc.	137,686	5,993,471
IBEX Holdings Ltd.*	129,382	2,812,765
Insight Enterprises, Inc.*(a)	76,665	8,009,959
InterDigital, Inc.(a)	104,381	8,431,897
MAXIMUS, Inc.	46,393	4,299,239
NCR Corp.*	212,537	10,244,283
Rackspace Technology, Inc.*(a)	111,660	2,253,299
SMART Global Holdings, Inc.*(a)	113,373	5,373,880
Sykes Enterprises, Inc.*	165,926	6,955,618
SYNNEX Corp.	93,582	11,847,481
TTEC Holdings, Inc.(a)	61,151	6,629,380
Ultra Clean Holdings, Inc.*	72,494	4,083,587
Unisys Corp.*	290,638	7,472,303
		121,272,980
Materials—6.0%
Graphic Packaging Holding Co.	960,600	16,983,408
Huntsman Corp.	92,180	2,616,068
Ingevity Corp.*	63,034	5,188,329
Minerals Technologies, Inc.	28,925	2,516,475
Orion Engineered Carbons SA*	146,314	2,961,395
PQ Group Holdings, Inc.	144,349	2,358,663
Schweitzer-Mauduit International, Inc.	142,125	5,814,334
Valvoline, Inc.	459,990	15,179,670
		53,618,342
Real Estate—1.9%
Cousins Properties, Inc.(a)	229,996	8,530,552
Realogy Holdings Corp.*	312,080	5,526,937
Spirit Realty Capital, Inc.	58,567	2,767,876
		16,825,365
Utilities—0.3%
Pure Cycle Corp.*(a)	194,873	2,755,504
TOTAL COMMON STOCKS
(Cost $528,716,314)		855,936,552
RIGHTS—0.0%
Consumer Discretionary—0.0%
Evercel, Inc., CVR*‡	284,149	0
TOTAL RIGHTS
(Cost $0)		0

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—12.1%
Mount Vernon Liquid Assets Portfolio, LLC, 0.09%(b)	107,635,387	107,635,387
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $107,635,387)		107,635,387
SHORT-TERM INVESTMENTS—3.9%
U.S. Bank Money Market Deposit Account, 0.01%(b)	34,401,838	34,401,838
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,401,838)		34,401,838
TOTAL INVESTMENTS—111.9%
(Cost $670,753,539)		997,973,777
LIABILITIES IN EXCESS OF OTHER ASSETS—(11.9)%		(106,133,350)
NET ASSETS—100.0%		$891,840,427

PLC	Public Limited Company
LP	Limited Partnership
CVR	Contingent Value Right
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2021, the market value of securities on loan was $105,071,165.
(b)	The rate shown is as of May 31, 2021.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of May 31, 2021, these securities amounted to $0 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS SMALL CAP VALUE FUND II
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Small Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$22,203,193	$22,203,193	$-	$-		$-
Consumer Discretionary	103,272,757	103,272,757	-	-		-
Consumer Staples	31,397,710	31,397,710	-	-		-
Energy	62,442,286	62,442,286	-	-		-
Financials	243,996,833	243,996,833	-	-		-
Health Care	51,497,760	51,497,760	-	-		-
Industrials	146,653,822	146,653,822	-	-		-
Information Technology	121,272,980	121,272,980	-	-		-
Materials	53,618,342	53,618,342	-	-		-
Real Estate	16,825,365	16,825,365	-	-		-
Utilities	2,755,504	2,755,504	-	-		-
Rights	-	-	-	-	**	-
Investments Purchased with Proceeds from Securities Lending Collateral	107,635,387	-	-	-		107,635,387
Short-Term Investments	34,401,838	34,401,838	-	-		-
Total Assets	$997,973,777	$890,338,390	$-	$-	**	$107,635,387

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

** Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s  investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2021, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.